CHANGES IN NON-CASH WORKING CAPITAL (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Changes In Non-cash Working Capital
Accounts receivable	$ (465,465)	$ (904,711)	$ (412,060)
Inventory and biological assets	(767,636)	(94,595)	(1,359,567)
Prepaid expenses and other assets	(40,513)	5,267	(196,261)
Accounts payable and accrued liabilities	569,451	(124,334)	(294,846)
Interest payable		(13,750)	4,383
Unearned revenue	(28,024)	(95,389)
Deferred rent			(10,494)
Income taxes payable	55,024	56,401	137,131
Total	$ (677,163)	$ (1,171,111)	$ (2,131,714)